Note 7 - Balance Sheet Disclosures - Intangible Assets (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance as of Jan. 1	€ 267	€ 43	€ 43	€ 43
Additions			224	0
Balance as of Dec. 31			267	43	€ 43
Balance as of Jan. 1	61	27	27	16
Amortization of intangible assets	37	8	34	11	11
Balance as of Dec. 31			61	27	16
Carrying Amount as of Jan. 1	206	16	16	27
Carrying Amount as of Dec. 31	204		206	16	27
Website [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	45	43	43	43
Additions			2	0
Balance as of Dec. 31			45	43	43
Balance as of Jan. 1	38	27	27	16
Amortization of intangible assets			11	11
Balance as of Dec. 31			38	27	16
Carrying Amount as of Jan. 1	7	16	16	27
Carrying Amount as of Dec. 31			7	16	27
Software [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	222	0	0	0
Additions			222	0
Balance as of Dec. 31			222	0	0
Balance as of Jan. 1	23	0	0	0
Amortization of intangible assets			23	0
Balance as of Dec. 31			23	0	0
Carrying Amount as of Jan. 1	€ 199	€ 0	0	0
Carrying Amount as of Dec. 31			€ 199	€ 0	€ 0